Cover - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Current Fiscal Year End Date	--12-31
Entity File Number	1-33373
Entity Registrant Name	CAPITAL PRODUCT PARTNERS L.P.
Entity Central Index Key	0001392326
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	3 Iassonos Street
Entity Address, City or Town	Piraeus
Entity Address, Country	GR
Entity Address, Postal Zip Code	18537
Title of 12(b) Security	Common units representing limited partnership interests
Trading Symbol	CPLP
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	18,623,100
General Partners' Capital Account, Units Outstanding	348,570	348,570
ICFR Auditor Attestation Flag	true
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	3 Iassonos Street
Entity Address, City or Town	Piraeus
Entity Address, Country	GR
Entity Address, Postal Zip Code	18537
City Area Code	+30
Local Phone Number	210 458 4950
Contact Personnel Name	Gerasimos (Jerry) Kalogiratos